DERIVATIVE LIABILITIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Number of warrants outstanding in share-based payment arrangement	19,000,000	54,531,000
Expected volatility, warrants outstanding	120.00%
Expected term, warrants outstanding	3 years 6 months
Expected discount rate, warrants outstanding	1.52%
Expected dividend yield, warrants outstanding	0.00%
Expire October 3, 2019 [Member]
Statement [Line Items]
Number of warrants outstanding in share-based payment arrangement	19,000,000	19,000,000